SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23   SUBSEQUENT EVENTS

On January 8, 2026, the Company announced a strategic restructuring and an "AI-First" transformation plan to optimize its cost structure and drive EBITDA growth. This initiative includes a reduction to the global workforce, which is expected to result in one-time termination costs in the first quarter of 2026 and generate annualized cash savings.